Stock-Based Compensation- Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards (Details) - Stock Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.70%	0.70%
Expected dividend yield	0.00%	0.00%
Expected term in years	5 years 10 months 24 days	6 years
Expected volatility, minimum	70.80%	71.80%
Expected volatility, maximum	72.50%	73.10%